Inventory (Tables)	12 Months Ended
Dec. 31, 2011
Inventory
Schedule of inventories

	December 31,
	2011	2010
Parts and other consumables	$11,884	$3,592
Fuel	6,744	1,906

Total inventory	$18,628	$5,498